Note 10 - Income Taxes - Reconciliation of Taxes on Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
U.S. Federal statutory income tax rate, amount		$ 19,961	$ 12,980	$ 17,493
U.S. Federal statutory income tax rate, percent		21.00%	21.00%	21.00%
State and local income taxes, net of federal income tax effect, amount	[1]	$ (599)	$ (767)	$ (432)
State and local income taxes, net of federal income tax effect, percent	[1]	(0.60%)	(1.20%)	(0.50%)
Change in valuation allowance, amount		$ 0	$ 0	$ (184)
Change in valuation allowance, percent		0.00%	0.00%	(0.20%)
Other, amount		$ 52	$ 36	$ 374
Other, percent		0.10%	0.10%	0.40%
Global intangible low-taxed income, amount		$ 1,529	$ 22	$ 668
Global intangible low-taxed income, percent		1.60%	0.00%	0.80%
Foreign-derived intangible income, amount		$ 0	$ 0	$ (478)
Foreign-derived intangible income, percent		0.00%	0.00%	(0.60%)
Adjustments to transition tax, amount		$ 0	$ 493	$ 0
Adjustments to transition tax, percent		0.00%	0.80%	0.00%
Research and development tax credits, amount		$ (407)	$ 68	$ (75)
Research and development tax credits, percent		(0.40%)	0.10%	(0.10%)
Share-based payment awards, amount		$ (2,148)	$ (1,027)	$ (483)
Share-based payment awards, percent		(2.30%)	(1.70%)	(0.60%)
Change in COLI, amount		$ (295)	$ (275)	$ (273)
Change in COLI, percent		(0.30%)	(0.40%)	(0.30%)
Intercompany bad debt, amount		$ 1,952	$ 1,118	$ 0
Intercompany bad debt, percent		2.10%	1.80%	0.00%
Section 162(m) limitation, amount		$ 476	$ 0	$ 0
Section 162(m) limitation, percent		0.50%	0.00%	0.00%
Other nondeductible, amount		$ 23	$ 67	$ (50)
Other nondeductible, percent		0.00%	0.10%	(0.10%)
Changes in unrecognized tax benefits		$ (604)	$ (1,696)	$ (4,726)
Changes in unrecognized tax benefits, percent		(0.60%)	(2.70%)	(5.70%)
Income Tax Expense (Benefit)		$ 20,939	$ 12,616	$ 9,469
Effective tax rate, percent		22.00%	20.50%	11.40%
Income Tax Jurisdiction, Foreign [Member]
Rate differential, amount		$ 999	$ 1,597	$ (2,365)
Rate differential, percent		1.10%	2.60%	(2.80%)
Macau [Member] | Income Tax Jurisdiction, Foreign [Member]
Rate differential, amount		$ 0	$ (306)	$ 0
Rate differential, percent		0.00%	(0.50%)	0.60%
Adjustments relating to prior years, amount		$ 0	$ 687	$ 0
Adjustments relating to prior years, percent		0.00%	1.10%	0.00%
Change in valuation allowance, amount		$ 0	$ 499	$ 0
Change in valuation allowance, percent		0.00%	0.80%	0.00%
Other, amount		$ 0	$ 91	$ 0
Other, percent		0.00%	0.10%	0.00%
State Administration of Taxation, China [Member] | Income Tax Jurisdiction, Foreign [Member]
Rate differential, amount		$ 0	$ 0	$ 661
Rate differential, percent		0.00%	0.00%	0.80%
Change in valuation allowance, amount		$ 0	$ 0	$ (272)
Change in valuation allowance, percent		0.00%	0.00%	(0.30%)
Other, amount		$ 0	$ 0	$ (79)
Other, percent		0.00%	0.00%	(0.10%)
Nontaxable controlled foreign corporation ("CFC") income, amount		$ 0	$ 0	$ (3,235)
Nontaxable controlled foreign corporation ("CFC") income, percent		0.00%	0.00%	(3.90%)
Withholding tax on Dividends, amount		$ 0	$ 0	$ (227)
Withholding tax on Dividends, percent		0.00%	0.00%	(0.30%)
All Other Foreign Countries [Member] | Income Tax Jurisdiction, Foreign [Member]
Other foreign jurisdictions, amount		$ 999	$ 626	$ 787
Other foreign jurisdictions, percent		1.10%	1.00%	0.90%

[1]	The states and local jurisdictions that contribute the majority (greater than 50%) of the tax effect in this category include Minnesota, California, Florida, and New Jersey.